Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Maturities of Long Term Debt
The combined aggregate amounts of maturities and sinking fund requirements for each of the five years are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Less than 1 year	10,500	9,800	1,401
Between 1 and 2 years	3,500	33,800	4,833
Between 2 and 3 years	17,000	29,400	4,204
Between 3 and 4 years	—	3,000	429
over 4 years	—	16,500	2,360

	31,000	92,500	13,227